March 6, 2023

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Fundamental Investors

File Nos. 002-10760 and 811-00032

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and statement of additional information since the electronic filing on February 28, 2023 of Registrant's Post-Effective Amendment No. 132 under the Securities Act of 1933 and Amendment No. 75 under the Investment Company Act of 1940.

Sincerely,

/s/ Julie E. Lawton

Julie E. Lawton

Secretary